Pension and other post-retirement benefits (Tables)	6 Months Ended
Jun. 30, 2018
Retirement Benefits [Abstract]
Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses

	Pension benefits
	Three Months Ended June 30		Six Months Ended June 30
	2018	2017	2018	2017
Service cost	$3,614	$3,600	$7,228	$7,200
Interest cost	4,555	4,987	9,110	9,973
Expected return on plan assets	(7,005)	(6,308)	(14,011)	(12,616)
Amortization of net actuarial loss (gain)	111	267	223	535
Amortization of prior service credits	(156)	(156)	(311)	(311)
Loss on curtailments and settlements	—	—	—	1,007
Amortization of regulatory assets/liability	2,594	3,141	5,157	5,803
Net benefit cost	$3,713	$5,531	$7,396	$11,591

	OPEB
	Three Months Ended June 30		Six Months Ended June 30
	2018	2017	2018	2017
Service cost	$1,487	$1,278	$2,974	$2,555
Interest cost	1,625	1,672	3,251	3,344
Expected return on plan assets	(1,849)	(1,620)	(3,697)	(3,240)
Amortization of net actuarial loss (gain)	(38)	(36)	(77)	(72)
Amortization of prior service credits	(65)	(65)	(131)	(131)
Amortization of regulatory assets/liability	973	407	1,534	537
Net benefit cost	$2,133	$1,636	$3,854	$2,993